Annual Fund Operating Expenses (Money Market Portfolio Annuity)	Money Market Portfolio Money Market Portfolio - Money Market Portfolio 1/1/2014 - 12/31/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.13%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.16%	[1]

[1]	Vanguard and the Portfolio's Board have voluntarily agreed to temporarily limit certain net operating expenses in excess of the Portfolio's daily yield so as to maintain a zero or positive yield for the Portfolio. Vanguard and the Portfolio's Board may terminate the temporary expense limitation at any time.